Property and Equipment, net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 60	$ 127	$ 306	$ 357	$ 472	$ 449
Loss on disposal of assets			$ 472
Property, Plant, and Equipment, Fair Value Disclosure					$ 584